Impairment of exploration and evaluation, property, plant and equipment and goodwill - Summary of Nominal Brent Oil Prices (Details)	12 Months Ended
	Dec. 31, 2025 bbl	Dec. 31, 2025 $ / bbl	Dec. 31, 2025	Dec. 31, 2024 bbl	Dec. 31, 2024 $ / bbl	Dec. 31, 2024	Dec. 31, 2023 bbl	Dec. 31, 2023 $ / bbl	Dec. 31, 2023
2025
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)				80			80
2026
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)	70			82			76	70
Prices of barrel per crude oil escalation percentage annually									2.00%
2027
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)	71			83	78		77
Prices of barrel per crude oil escalation percentage annually						2.00%
2028
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)	78	75		84			79
Prices of barrel per crude oil escalation percentage annually			2.00%
2029
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)	84			86			80
2030
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)	85			88			82
2031
Disclosure of information for cash-generating units [line items]
Nominal price per barrel of crude oil (in USD per barrel)	87			90